CONVERTIBLE DEBT (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Mar. 27, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Interest expense		$ 1,970		$ 1,748	$ 411
Convertible Debts [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt	$ 4
Interest rate	15.00%
Maturity date	Sep. 27, 2024
Conversion price | $ / shares			$ 1.45
Exercise price | $ / shares			$ 1.45
Gain on change in fair value		605
Interest expense		733
Accounts payable and accrued liabilities		$ 339	$ 339